Portfolio of Investments March 31, 2025
QQQX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.3%
1263661954 COMMON STOCKS - 98 .3% 1263661954
AUTOMOBILES & COMPONENTS - 3.0%
40,233 Ford Motor Co $ 403,537
4,110 Lear Corp 362,584
143,593 (a) Tesla Inc 37,213,562
TOTAL AUTOMOBILES & COMPONENTS 37,979,683
CAPITAL GOODS - 2.0%
7,468 3M Co 1,096,750
7,981 (a) Boeing Co/The 1,361,160
9,138 Caterpillar Inc 3,013,712
4,624 EMCOR Group Inc 1,709,169
3,812 (a),(b) Enovix Corp 27,980
7,764 Fortive Corp 568,169
12,364 GE Vernova Inc 3,774,482
30,184 General Electric Co 6,041,328
584 HEICO Corp 156,039
2,990 Howmet Aerospace Inc 387,893
6,441 (a),(b) Plug Power Inc 8,695
7,632 Rockwell Automation Inc 1,971,956
116 TransDigm Group Inc 160,462
4,996 United Rentals Inc 3,130,993
5,734 Vertiv Holdings Co, Class A 413,995
1,390 WW Grainger Inc 1,373,084
TOTAL CAPITAL GOODS 25,195,867
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
21,698 (a) ACV Auctions Inc, Class A 305,725
19,119 Robert Half Inc 1,042,941
21,890 Tetra Tech Inc 640,282
9,596 Veralto Corp 935,130
7,562 Waste Connections Inc 1,476,027
9,915 Waste Management Inc 2,295,422
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,695,527
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.3%
360,736 (a),(c) Amazon.com Inc 68,633,631
940 (a) AutoZone Inc 3,584,013
1,817 (a) Burlington Stores Inc 433,046
1,711 (a) Carvana Co 357,736
52,348 (a) Coupang Inc 1,147,992
8,039 Dick's Sporting Goods Inc 1,620,341
1,571 Dillard's Inc, Class A 562,622
16,562 eBay Inc 1,121,744
4,325 Lowe's Cos Inc 1,008,720
14,611 (a) Ollie's Bargain Outlet Holdings Inc 1,700,136
40,575 (a) PDD Holdings Inc 4,802,051
7,621 Pool Corp 2,426,145
181 (a),(b) Savers Value Village Inc 1,249
24,886 TJX Cos Inc/The 3,031,115
34,575 Tractor Supply Co 1,905,083
6,382 Williams-Sonoma Inc 1,008,994
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 93,344,618
CONSUMER DURABLES & APPAREL - 0.1%
16,176 (a) Deckers Outdoor Corp 1,808,639
TOTAL CONSUMER DURABLES & APPAREL 1,808,639
CONSUMER SERVICES - 3.3%
6,160 Booking Holdings Inc 28,378,566
87,000 (a) Chipotle Mexican Grill Inc 4,368,270
10,528 Darden Restaurants Inc 2,187,297
297 Domino's Pizza Inc 136,457
4,730 (a) DraftKings Inc, Class A 157,083
26,996 Hilton Worldwide Holdings Inc 6,142,940

Portfolio of Investments March 31, 2025
(continued)
QQQX

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
10,345 Service Corp International/US $ 829,669
1,480 Wingstop Inc 333,858
TOTAL CONSUMER SERVICES 42,534,140
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.0%
25,248 (a) BJ's Wholesale Club Holdings Inc 2,880,797
2,618 Casey's General Stores Inc 1,136,317
210,528 (a) HF Foods Group Inc 1,031,587
43,339 Kroger Co/The 2,933,617
27,218 (a) Maplebear Inc 1,085,726
22,357 (a) Performance Food Group Co 1,757,931
36,930 (a) Sprouts Farmers Market Inc 5,636,995
18,444 Sysco Corp 1,384,038
10,413 Target Corp 1,086,701
46,686 (a) US Foods Holding Corp 3,056,065
192,024 Walmart Inc 16,857,787
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 38,847,561
ENERGY - 0.6%
4,902 (a) Clean Energy Fuels Corp 7,598
3,791 EQT Corp 202,553
37,344 Exxon Mobil Corp 4,441,322
5,484 Select Water Solutions Inc 57,582
53,009 TechnipFMC PLC 1,679,855
1,089 Texas Pacific Land Corp 1,442,914
5,170 Viper Energy Inc 233,426
TOTAL ENERGY 8,065,250
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
55,254 CubeSmart 2,359,898
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,359,898
FINANCIAL SERVICES - 2.7%
5,861 (a) Berkshire Hathaway Inc, Class B 3,121,451
666 (a) Coinbase Global Inc, Class A 114,705
11,527 Jack Henry & Associates Inc 2,104,830
8,130 Mastercard Inc, Class A 4,456,216
8,682 Moody's Corp 4,043,121
19,418 Morgan Stanley 2,265,498
143,943 (a) PayPal Holdings Inc 9,392,281
9,170 (a) Robinhood Markets Inc, Class A 381,655
3,079 S&P Global Inc 1,564,440
11,343 SEI Investments Co 880,557
11,700 (a) Toast Inc, Class A 388,089
17,825 Visa Inc, Class A 6,246,950
TOTAL FINANCIAL SERVICES 34,959,793
FOOD, BEVERAGE & TOBACCO - 2.8%
70,834 (a) Bridgford Foods Corp 569,505
74,801 Brown-Forman Corp, Class B 2,538,746
10,507 Cal-Maine Foods Inc 955,086
42,479 (a) Celsius Holdings Inc 1,513,102
112,578 Coca-Cola Co/The 8,062,836
190 Coca-Cola Consolidated Inc 256,500
4,567 (a) Freshpet Inc 379,838
853 Ingredion Inc 115,334
30,851 Kellanova 2,544,899
31,025 McCormick & Co Inc/MD 2,553,668
242,394 (a) Monster Beverage Corp 14,184,897
10,703 (a) Post Holdings Inc 1,245,401
12,843 Tyson Foods Inc, Class A 819,512
TOTAL FOOD, BEVERAGE & TOBACCO 35,739,324
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
26,882 Abbott Laboratories 3,565,897
2,837 Becton Dickinson & Co 649,843
50,911 (a) Boston Scientific Corp 5,135,902

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
9,791 Cardinal Health Inc $ 1,348,906
845 Cencora Inc 234,986
2,328 (a) Doximity Inc, Class A 135,094
768 Embecta Corp 9,792
1,777 (a) Glaukos Corp 174,892
17,206 (a) Hims & Hers Health Inc 508,437
615 (a) Inspire Medical Systems Inc 97,957
17,865 (a) LENSAR Inc 252,254
4,308 McKesson Corp 2,899,241
313 (a) Novocure Ltd 5,578
2,672 (a) PROCEPT BioRobotics Corp 155,671
19,914 Stryker Corp 7,412,986
695 (a) TransMedics Group Inc 46,760
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,634,196
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
9,690 Colgate-Palmolive Co 907,953
931 Estee Lauder Cos Inc/The, Class A 61,446
22,051 Procter & Gamble Co/The 3,757,931
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,727,330
INSURANCE - 0.1%
1,053 (a),(b) Lemonade Inc 33,096
5,928 Progressive Corp/The 1,677,683
TOTAL INSURANCE 1,710,779
MATERIALS - 0.4%
7,904 Air Products and Chemicals Inc 2,331,048
4,212 Ball Corp 219,319
1,460 Carpenter Technology Corp 264,523
13,576 CF Industries Holdings Inc 1,060,964
6,845 (a) comScore Inc 47,025
7,747 International Paper Co 413,303
3,839 Sherwin-Williams Co/The 1,340,540
TOTAL MATERIALS 5,676,722
MEDIA & ENTERTAINMENT - 14.7%
334,377 (c) Alphabet Inc, Class A 51,708,059
256,805 (c) Alphabet Inc, Class C 40,120,645
448 (a) AMC Entertainment Holdings Inc, Class A 1,286
4,585 Cinemark Holdings Inc 114,121
642,116 Comcast Corp, Class A 23,694,080
19,856 Fox Corp, Class A 1,123,850
12,565 (a) Liberty Media Corp-Liberty Formula One, Class C 1,130,976
19,482 (a) Live Nation Entertainment Inc 2,543,960
37,991 Match Group Inc 1,185,319
98,854 Meta Platforms Inc 56,975,491
25,957 New York Times Co/The, Class A 1,287,467
6,270 News Corp, Class B 190,420
21,177 (a) ROBLOX Corp, Class A 1,234,407
11,881 (a) Roku Inc 836,898
42,393 Saga Communications Inc, Class A 528,641
6,037 (a) Spotify Technology SA 3,320,531
9,491 TKO Group Holdings Inc 1,450,320
11,379 Walt Disney Co/The 1,123,107
TOTAL MEDIA & ENTERTAINMENT 188,569,578
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
3,964 (a) 89bio Inc 28,818
12,612 Agilent Technologies Inc 1,475,352
66,016 (c) Amgen Inc 20,567,285
803 (a) Arcus Biosciences Inc 6,304
284 (a) Arvinas Inc 1,994
3,399 (a) Blueprint Medicines Corp 300,845
5,019 (a) Charles River Laboratories International Inc 755,460
5,067 (a) Cytokinetics Inc 203,643

Portfolio of Investments March 31, 2025
(continued)
QQQX

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
16,193 Danaher Corp $ 3,319,565
3,634 (a) Disc Medicine Inc 180,392
6,554 (a),(b) Editas Medicine Inc 7,603
2,706 Eli Lilly & Co 2,234,912
5,556 (a) Exelixis Inc 205,127
172,825 Gilead Sciences Inc 19,365,041
11,370 (a),(b) Humacyte Inc 19,386
13,603 (a) Insmed Inc 1,037,773
1,618 (a) Madrigal Pharmaceuticals Inc 535,930
632 (a) Natera Inc 89,371
7,810 (a) Neurocrine Biosciences Inc 863,786
13,272 Regeneron Pharmaceuticals Inc 8,417,501
4,032 (a) Revolution Medicines Inc 142,571
3,102 (a) SpringWorks Therapeutics Inc 136,891
7,842 (a) Tarsus Pharmaceuticals Inc 402,844
7,934 (a) Twist Bioscience Corp 311,489
507 (a) Vaxcyte Inc 19,144
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 60,629,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.2%
144,977 (a) Advanced Micro Devices Inc 14,894,937
8,372 (a) Ambarella Inc 421,363
94,350 Analog Devices Inc 19,027,565
165,056 (c) Applied Materials Inc 23,952,927
280,853 Broadcom Inc 47,023,218
15,643 (a) Cirrus Logic Inc 1,558,903
16,905 (a) Credo Technology Group Holding Ltd 678,905
4,666 (a) Enphase Energy Inc 289,525
6,091 (a) First Solar Inc 770,085
420,372 Intel Corp 9,546,648
33,952 (a) Lattice Semiconductor Corp 1,780,782
13,569 (a) MACOM Technology Solutions Holdings Inc 1,362,056
6,123 Monolithic Power Systems Inc 3,551,218
9,503 (a),(b) Navitas Semiconductor Corp 19,481
883,613 NVIDIA Corp 95,765,977
866 (a) Onto Innovation Inc 105,080
12,494 Power Integrations Inc 630,947
140,959 QUALCOMM Inc 21,652,712
13,523 (a) Semtech Corp 465,191
9,889 (a) Silicon Laboratories Inc 1,113,205
1,520 (a) SiTime Corp 232,362
11,293 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 1,874,638
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 246,717,725
SOFTWARE & SERVICES - 15.8%
1,868 (a) Appfolio Inc, Class A 410,773
20,660 (a) AppLovin Corp, Class A 5,474,280
31,773 (a) Aurora Innovation Inc 213,673
52,492 (a) Autodesk Inc 13,742,406
19,719 (a) Clearwater Analytics Holdings Inc, Class A 528,469
901 (a) Commvault Systems Inc 142,142
20,252 (a) Confluent Inc, Class A 474,707
13,893 (a) Docusign Inc 1,130,890
38,645 (a),(b) D-Wave Quantum Inc 293,702
16,443 (a) Dynatrace Inc 775,287
3,178 (a) Elastic NV 283,160
1,335 (a) Fair Isaac Corp 2,461,954
4,592 (a) Freshworks Inc, Class A 64,793
2,267 (a) Gitlab Inc, Class A 106,549
9,688 (a) Guidewire Software Inc 1,815,144
2,277 (a) HubSpot Inc 1,300,827
1,843 InterDigital Inc 381,040
340,211 Microsoft Corp 127,711,807
15,119 (a) MicroStrategy Inc, Class A 4,358,354

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
13,448 (a) Nutanix Inc, Class A $ 938,805
40,479 Oracle Corp 5,659,369
178,274 (a) Palantir Technologies Inc, Class A 15,046,326
7,560 (a) Procore Technologies Inc 499,111
24,964 (a) PTC Inc 3,868,172
22,714 Salesforce Inc 6,095,529
24,501 (a) SentinelOne Inc, Class A 445,428
6,953 (a) ServiceNow Inc 5,535,561
2,332 (a) Tyler Technologies Inc 1,355,802
21,835 (a) Unity Software Inc 427,748
12,728 (a) Zoom Communications Inc 938,945
TOTAL SOFTWARE & SERVICES 202,480,753
TECHNOLOGY HARDWARE & EQUIPMENT - 13.9%
660,555 (c) Apple Inc 146,729,082
497,907 Cisco Systems Inc 30,725,841
8,099 (a) Keysight Technologies Inc 1,212,987
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 178,667,910
TELECOMMUNICATION SERVICES - 0.5%
22,310 (a),(b) AST SpaceMobile Inc 507,329
15,823 Spok Holdings Inc 260,130
31,079 Telephone and Data Systems Inc 1,204,001
100,308 Verizon Communications Inc 4,549,971
TOTAL TELECOMMUNICATION SERVICES 6,521,431
TRANSPORTATION - 0.3%
11,239 Delta Air Lines Inc 490,021
228 FedEx Corp 55,582
33,792 (a) Uber Technologies Inc 2,462,085
3,776 Union Pacific Corp 892,042
4,685 (a) XPO Inc 504,012
TOTAL TRANSPORTATION 4,403,742
UTILITIES - 1.0%
6,056 Atmos Energy Corp 936,136
4,647 CMS Energy Corp 349,036
13,604 Duke Energy Corp 1,659,280
17,908 NRG Energy Inc 1,709,498
69,334 PG&E Corp 1,191,158
3,827 Public Service Enterprise Group Inc 314,962
52,824 Southern Co/The 4,857,167
20,225 Vistra Corp 2,375,224
TOTAL UTILITIES 13,392,461
TOTAL COMMON STOCKS
(Cost $374,617,356) 1,263,661,954
SHARES DESCRIPTION VALUE
25377472 EXCHANGE-TRADED FUNDS - 2 .0% 25377472
22,000 Invesco QQQ Trust Series 1 10,316,240
54,800 Vanguard Total Stock Market ETF 15,061,232
TOTAL EXCHANGE-TRADED FUNDS
(Cost $24,862,065) 25,377,472
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT (e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0 .0%
Call Lockheed Martin Corp 50 $ 2,750,000 $ 550 06/20/25 6,125
TOTAL OPTIONS PURCHASED
(Cost $18,250) 50 $ 2,750,000 6,125
TOTAL LONG-TERM INVESTMENTS
(Cost $399,497,671) 1,289,045,551

Portfolio of Investments March 31, 2025
(continued)
QQQX

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
709,370 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360% (g) $ 709,370
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $709,370) 709,370
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%
27,890,779 REPURCHASE AGREEMENTS - 2 .2% 27,890,779
$ 27,890,779 (h) Fixed Income Clearing Corporation 1 .360 04/01/25 27,890,779
TOTAL REPURCHASE AGREEMENTS
(Cost $27,890,779) 27,890,779
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,890,779) 27,890,779
TOTAL INVESTMENTS - 102 .6%
(Cost $ 428,097,820 ) 1,317,645,700
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (33,048,113)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,284,597,587
ADR American Depositary Receipt
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $649,813.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $27,891,833 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $28,448,606.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Invesco QQQ Trust Series 1 (1,000) $ (49,000,000) $ 490 4/17/25 $ (235,500)
Call S&P 500 Index (80) (46,400,000) 5,800 4/17/25 (160,800)
Call NASDAQ 100 Stock INDEX (160) (313,600,000) 19,600 4/17/25 (4,314,400)
Call NASDAQ 100 Stock INDEX (70) (148,400,000) 21,200 4/17/25 (45,500)
Call Invesco QQQ Trust Series 1 (1,250) (63,750,000) 510 4/30/25 (100,000)
Call S&P 500 Index (100) (60,000,000) 6,000 4/30/25 (42,500)
Call Invesco QQQ Trust Series 1 (1,500) (76,500,000) 510 5/02/25 (145,500)
Call Invesco QQQ Trust Series 1 (2,250) (113,625,000) 505 6/15/25 (596,250)
Total Options Written (premiums received $13,425,553) (6,410) $(871,275,000) $(5,640,450)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
QQQX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,263,661,954 $ – $ – $ 1,263,661,954
Exchange-Traded Funds 25,377,472 – – 25,377,472
Options Purchased 6,125 – – 6,125
Investments Purchased with Collateral from Securities
Lending 709,370 – – 709,370
Short-Term Investments:
Repurchase Agreements – 27,890,779 – 27,890,779
Investments in Derivatives:
Options Written (5,640,450) – – (5,640,450)
Total $ 1,284,114,471 $ 27,890,779 $ – $ 1,312,005,250